Unaudited Condensed Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Common Stock CNY (¥) shares	Common Stock USD ($) shares	Shares to be issued CNY (¥)	Shares to be issued USD ($)	Treasury stocks CNY (¥) shares	Treasury stocks USD ($) shares	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Accumulated other comprehensive Income CNY (¥)	Accumulated other comprehensive Income USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars) | ¥	¥ 447,519		¥ 30,777		¥ (19,216)		¥ 44,698		¥ 628,821		¥ 17,965		¥ (837)		¥ 1,149,727
Balance (in Shares)	41,038,937	41,038,937
Balance (in Shares)					(913,845)	(913,845)
Balance at Dec. 31, 2023 | ¥	¥ 447,519		30,777		¥ (19,216)		44,698		628,821		17,965		(837)		1,149,727
Balance (in Shares) at Dec. 31, 2023	41,038,937	41,038,937
Balance (in Shares) at Dec. 31, 2023					(913,845)	(913,845)
Net income | ¥									41,920				(5,693)		36,227
Issuance of shares for achievement of earnout target | ¥	¥ 9,960		(9,960)
Issuance of shares for achievement of earnout target (in Shares)	403,089	403,089
Share-based compensation | ¥	¥ 5,629														5,629
Share-based compensation (in Shares)	403,829	403,829
Appropriation to statutory reserves | ¥							3,342		(3,342)
Foreign currency translation adjustments | ¥											(608)		(12)		(620)
Balance at Jun. 30, 2024 | ¥	¥ 463,108		20,817		¥ (19,216)		48,040		667,399		17,357		(6,542)		1,190,963
Balance (in Shares) at Jun. 30, 2024	41,845,855	41,845,855
Balance (in Shares) at Jun. 30, 2024					(913,845)	(913,845)
Balance at Dec. 31, 2023 | ¥	¥ 447,519		30,777		¥ (19,216)		44,698		628,821		17,965		(837)		1,149,727
Balance (in Shares) at Dec. 31, 2023	41,038,937	41,038,937
Balance (in Shares) at Dec. 31, 2023					(913,845)	(913,845)
Balance at Dec. 31, 2024 | ¥	¥ 468,058		20,817		¥ (19,952)		50,705		662,499		16,967		(13,778)		1,185,316
Balance (in Shares) at Dec. 31, 2024	41,847,784	41,847,784
Balance (in Shares) at Dec. 31, 2024					(1,048,178)	(1,048,178)
Balance (in Dollars) | ¥	¥ 463,108		20,817		¥ (19,216)		48,040		667,399		17,357		(6,542)		1,190,963
Balance (in Shares)	41,845,855	41,845,855
Balance (in Shares)					(913,845)	(913,845)
Balance (in Dollars) | ¥	¥ 468,058		20,817		¥ (19,952)		50,705		662,499		16,967		(13,778)		1,185,316
Balance (in Shares)	41,847,784	41,847,784
Balance (in Shares)					(1,048,178)	(1,048,178)
Net income									13,493				(3,744)		9,749	$ 1,361
Share-based compensation | ¥	¥ 5,897														5,897
Share-based compensation (in Shares)	489,984	489,984
Appropriation to statutory reserves | ¥							490		(490)
Foreign currency translation adjustments | ¥											825		170		995
Balance at Jun. 30, 2025	¥ 473,955	$ 66,162	20,817	$ 2,906	¥ (19,952)	$ (2,785)	51,195	$ 7,147	675,502	$ 94,296	17,792	$ 2,483	(17,352)	$ (2,422)	1,201,957	167,787
Balance (in Shares) at Jun. 30, 2025	42,337,768	42,337,768
Balance (in Shares) at Jun. 30, 2025					(1,048,178)	(1,048,178)
Balance (in Dollars)	¥ 473,955	$ 66,162	¥ 20,817	$ 2,906	¥ (19,952)	$ (2,785)	¥ 51,195	$ 7,147	¥ 675,502	$ 94,296	¥ 17,792	$ 2,483	¥ (17,352)	$ (2,422)	¥ 1,201,957	$ 167,787
Balance (in Shares)	42,337,768	42,337,768
Balance (in Shares)					(1,048,178)	(1,048,178)